Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Instrument
The following table presents the fair value of the Company’s derivative instruments which are included in other current assets in the consolidated balance sheets (in thousands):

	December 31,
	2022	2021
Derivatives designated as hedging instruments	$343	$240
Derivatives not designated as hedging instruments	119	74

Total derivative assets	$462	$314

Summary of Pre-Tax Effects of the Company's Derivative Instruments on its Unaudited Condensed Consolidated Statements of Operations
The following table shows the
pre-tax
effects of the Company’s derivative instruments on its unaudited condensed consolidated statements of operations (in thousands):

		Three months ended September 30,		Nine months ended September 30,
	Financial Statement Line Item	2023	2022	2023	2022
Unrealized gains (losses)	Other comprehensive income (loss)	$(7)	$444	$(314)	$295

Gains (losses) reclassified from accumulated other comprehensive income (loss) into net loss	Cost of revenue	$(67)	$3	$(56)	$(59)
	General and administrative	(90)	(1)	(75)	(82)

Total amounts reclassified		$(157)	$2	$(131)	$(141)

Gains (losses) recognized on derivatives not designated as hedging instruments	Cost of revenue	$(3)	$159	$(98)	$114

The following table shows the
pre-tax
effects of the Company’s derivative instruments on its consolidated statements of operations (in thousands):

		Year Ended December 31,
	Financial Statement Line Item	2022	2021	2020
Unrealized gains (losses)	Other comprehensive income (loss)	$24	$(218)	$(289)
Losses reclassified from accumulated other comprehensive income (loss) into net loss	Cost of revenue	$(45)	$(222)	$(32)
	General and administrative	(63)	(328)	(60)

Total amounts reclassified		$(108)	$(550)	$(92)

Gains (losses) recognized on derivatives not designated as hedging instruments	Cost of revenue	$13	$(60)	$(112)